Stock Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Schedule of Stock-based Compensation Expense

The following table sets forth the total stock-based compensation expense resulting from restricted stock included in our Consolidated Statements of Operations for the years ended December 31, 2022 and 2021:

	Years Ended December 31,
	2022	2021
General and administrative – employee	$11,255	$—
Total employee stock-based compensation	$11,255	$—

Schedule of Ranges of Stock options

The following table summarizes significant ranges of outstanding stock options under the two plans at December 31, 2022:

Range of Exercise Prices	Number of Options	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price	Number of Options Exercisable	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price
$0.26 - $1.00	500,000	6.95	$0.26	500,000	6.95	$0.26
$1.01 - $2.00	472,617	4.96	$1.75	472,617	4.96	$1.75
$2.01 - $3.00	161,388	3.96	$2.58	161,388	3.96	$2.58
$3.01 - $41.46	631,103	2.16	$16.93	631,103	2.16	$16.93
	1,765,108	4.43	$6.83	1,765,108	4.43	$6.83

Schedule of Warrants Activity and Related Information

A summary of the Company’s warrant activity and related information for the years ended December 31, 2022 and 2021 are shown below.

	Warrants		Weighted Average Exercise Price
	2022	2021	2022	2021
Outstanding — beginning of year	4,167	4,167	$33.60	$33.60
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	—	—	—	—
Outstanding — end of year	4,167	4,167	33.60	33.60
Exercisable at end of year	4,167	4,167	$33.60	$33.60
Weighted average fair value of warrants granted during the year:	$—	$—

Non Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Schedule of Stock Option Activity

Presented below is the Company’s non-employee stock option activity:

	Stock Options		Weighted Average Exercise Price
	2022	2021	2022	2021
Outstanding — beginning of year	365,000	365,000	$5.49	$5.49
Granted	—	—	—	—
Exercised	—	—	—	—
Expired/Forfeited	—	—	—	—
Outstanding — end of year	365,000	365,000	5.49	5.49
Exercisable at end of year	365,000	365,000	$5.49	$5.49
Weighted average fair value of stock options granted during the year:	$—	$—